Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 205,614
Loss allowance	0
Carrying amount	205,614
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	812,203
Loss allowance	(2,262)
Carrying amount	809,941
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	10,342
Loss allowance	(3,330)
Carrying amount	7,012
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	39,013
Loss allowance	(34,721)
Carrying amount	₩ 4,292